Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Inventories	The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2021	December 31, 2020
Lubricants	1,448	591
Bunkers	-	4,059
Total	1,448	4,650